Retirement Benefit Plans - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 01, 2015
Disclosure of net defined benefit liability (asset) [abstract]
Discount rate for scheme liabilities	1.30%	2.10%	2.90%
General price inflation	3.00%	3.00%	3.20%
General salary increase	1.00%	1.00%	1.00%
Expected rate of pension increase	2.90%	2.90%	2.90%	1.00%
Longevity at 60 for current pensioners, on the valuation date:
- Males	27 years 6 months	27 years 3 months 18 days	27 years 3 months 18 days
- Females	30 years	29 years 9 months 18 days	30 years 1 month 6 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
- Males	29 years	28 years 10 months 24 days	28 years 8 months 12 days
- Females	31 years 6 months	31 years 3 months 18 days	31 years 7 months 6 days